RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Related Party [Abstract]
Related Party Transactions
Compensation breakdown for key management personnel, comprising of the Company’s directors and executive officers, is as follows:

	Years ended December 31,
	2023	2022
Salaries and other benefits	$7.2	$5.8
Retirement benefits	2.1	2.4
Share-based payments	4.2	2.6
	$13.5	$10.8